Shareholder Report, Average Annual Return (Details)		12 Months Ended	54 Months Ended	60 Months Ended	83 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000211437
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quadratic Interest Rate Volatility and Inflation Hedge ETF
C000225265
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quadratic Deflation ETF
Without Sales Load [Member] | C000211437
Average Annual Return [Line Items]
Average Annual Return, Percent		3.56%		(4.72%)	(0.67%)
Without Sales Load [Member] | C000225265
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.62%)	(4.70%)
Bloomberg U.S. Treasury Inflation-Linked Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Treasury Inflation-Linked Bond Index (USD) (TR)
Average Annual Return, Percent		3.00%		1.48%	3.05%
Bloomberg Long U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Long U.S. Treasury Index
Average Annual Return, Percent		0.47%	(7.32%)

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.